Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Electronic equipment	$ 2,319,545	$ 2,319,545	$ 2,319,545	$ 2,319,545
Furniture and fixtures	70,596	70,596	70,596	70,596
Leasehold improvements	263,609	263,609	263,609	263,609
Total property and equipment	2,653,750	2,653,750	2,653,750	2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)	(2,653,750)	(2,653,750)
Total property and equipment, net